CASH AND CASH EQUIVALENTS AND TIME DEPOSITS WITH MATURITY OVER THREE MONTHS (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about cash and cash equivalents and time deposits with maturity over three months [line items]
Weighted average effective interest rates of the Group's bank deposits	2.71%	2.83%	2.23%
Maximum [member]
Disclosure of detailed information about cash and cash equivalents and time deposits with maturity over three months [line items]
Maturity of current deposits and time deposits	7 days